Note 20 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Years Ended December 31
	2021	2020	2019

China	$88,103	$70,306	$52,233
Singapore	2,598	1,216	648
Taiwan	2,325	2,579	2,016
Malaysia	2,138	1,895	1,287
Korea	2,109	719	950
Philippines	2,005	333	241
Japan	1,544	1,189	1,354
U.S.A.	23	22	2,077
Other	251	76	122

Total	$101,096	$78,335	$60,928

Revenue from External Customers by Products and Services [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Integrated Circuits
Analog	$55,924	$35,152	$23,901
Mixed-signal	45,113	43,113	34,944
Digital	14	-	3
Licensing revenue	45	70	2,080

Total	$101,096	$78,335	$60,928

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Customer A	15%	14%	14%
Customer B	8%	11%	12%

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31
	2021	2020	2019

Taiwan	$9,977	$8,859	$7,621
China	9,602	4,171	3,661
U.S.A.	3,814	4,138	4,015
Other	218	98	254

Total	$23,611	$17,266	$15,551